Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Loss for the year	$ (551,731)	$ (513,580)	$ (101,504)
Adjustments for non-cash items:
Gain on extinguishment of SARs liability	0	(4,803)	0
Share-listing expense	0	83,411	0
Long-term incentive plan expense	78	5,492	17,955
Depreciation and amortization	24,210	20,409	18,196
Impairment of property, plant and equipment	0	0	2,092
Impairment of other intangible assets	1,779	2,755	3,993
Change in allowance for receivables	18,500	0	0
Change in inventory reserves	8,341	0	0
Loss on disposal of property, plant and equipment	365	0	0
Impairment loss on investment in joint venture	21,519	0	0
Share of net loss of joint venture	7,153	2,590	2,418
Finance income	(4,823)	(2,549)	(51,568)
Finance costs	267,157	188,419	117,361
Loss/(Gain) on extinguishment of financial liabilities	0	27,311	(151,788)
Share-based payments	18,033	10,317	0
Exchange rate difference	5,183	(10,566)	(2,681)
Income tax benefit	(99,318)	(38,067)	(47,694)
Operating cash flow before movement in working capital	(283,554)	(228,861)	(193,220)
Increase in inventories	(11,304)	(32,412)	(29,412)
Increase in trade receivables	(8,320)	(3,576)	(28,813)
Increase / (decrease) in liabilities with related parties	2,161	56	(453)
(Increase) / decrease in contract assets	(17,393)	(9,218)	15,286
Increase in other assets	(802)	(17,194)	(4,363)
Increase in trade and other payables	31,772	16,442	14,318
Increase in contract liabilities	35,396	19,396	21,470
(Decrease) / increase in other liabilities	(5,182)	(21,384)	5,160
Cash used in operations	(257,226)	(276,751)	(200,027)
Interest received	3,649	568	16
Interest paid	(57,254)	(35,372)	(28,004)
Income tax paid	(1,354)	(834)	(155)
Net cash used in operating activities	(312,185)	(312,389)	(228,170)
Cash flows from investing activities
Acquisition of property, plant and equipment	(33,234)	(37,880)	(20,462)
Disposal of property, plant and equipment	133	379	0
Acquisition of intangible assets	(13,239)	(11,122)	(20,171)
Restricted cash in connection with amended bond agreement	0	(14,914)	0
Net cash used in investing activities	(46,340)	(63,537)	(40,633)
Cash flows from financing activities
Repayments of borrowings	(99,367)	(34,714)	(37,496)
Repayments of principal portion of lease liabilities	(8,269)	(11,147)	(7,350)
Proceeds from new borrowings	278,831	193,678	113,821
Gross proceeds from private placement equity offering	136,879	0	0
Gross private placement equity offering fee	(4,141)	0	0
Proceeds from warrants	6,390	0	0
Proceeds on issue of equity shares	0	0	185,856
Transaction cost from borrowings	(9,004)	(12,102)	0
Gross proceeds from the PIPE Financing	0	174,930	0
Gross PIPE Financing fees paid	0	(5,562)	0
Proceeds from the Capital Reorganization	0	9,827	0
Proceeds from loans from related parties	0	160,000	0
Repayment of loans from related parties	0	(50,000)	0
Net cash generated from financing activities	301,319	424,910	254,831
Increase / (decrease) in cash and cash equivalents	(57,206)	48,984	(13,972)
Cash and cash equivalents at the beginning of the year	66,427	17,556	31,689
Effect of movements in exchange rates on cash held	1,936	(113)	(161)
Cash and cash equivalents at the end of the year	$ 11,157	$ 66,427	$ 17,556